Earnings/ Loss Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011
Earnings/ Loss Per Share [Abstract]
Earnings/ Loss Per Share

Note 13—Loss Per Share

The weighted-average number of common and common equivalent shares used in the calculation of basic and diluted loss per share consisted of the following:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In millions)	2011	2010	2011	2010
Weighted-average common shares outstanding used in the calculation of basic loss per share	71.8	60.6	71.8	54.2
Potential dilution from stock options and warrants	—	—	—	—

Weighted-average common and common equivalent shares used in the calculation of diluted loss per share	71.8	60.6	71.8	54.2

Antidilutive stock options, warrants, and convertible preferred shares excluded from the calculation of diluted loss per share	3.9	4.4	3.4	22.9

Note 25—Earnings Per Share

The following table reconciles net (loss)/income attributable to Caesars Entertainment Corporation to (loss)/income available to common stockholders used in our calculation of basic earnings per share and to net (loss)/income available to common stockholders used in our calculation of diluted earnings per share. It also reconciles the weighted-average number of common and common equivalent share used in the calculations of basic and diluted earnings per share.

	Successor			Predecessor
(In millions, except share and per share amounts)	Year ended Dec. 31, 2010	Year ended Dec. 31, 2009	Jan. 28, 2008 through Dec. 31, 2008	Jan. 1, 2008 through Jan. 27, 2008
Net (loss)/income attributable to Caesar's Entertainment Corporation	$(831.1)	$827.6	$(5,096.3)	$(100.9)
Preferred stock dividends	—	(354.8)	(297.8)	—

Net (loss)/income available to common stockholders used to calculate basic earnings per share	(831.1)	472.8	(5,394.1)	(100.9)
Effect of dilutive securities on (loss)/income available to common stockholders	—	354.8	—	—

Net (loss)/income available to common stockholders used to calculate diluted earnings per share	$(831.1)	$827.6	$(5,394.1)	$(100.9)

Weighted-average common shares outstanding used in the calculation of basic earnings per share	57,016,007	40,684,515	40,749,898	188,122,643
Potential dilution from stock options and warrants	—	33,063	—	—
Potential dilution from convertible preferred shares	—	79,507,717	—	—

Weighted-average common and common equivalent shares used in the calculation of diluted earnings per share	57,016,007	120,225,295	40,749,898	188,122,643

Antidilutive stock options, warrants, restricted stock, SARs, convertible debt and convertible preferred shares excluded from the calculation of diluted earnings per share	18,184,555	3,008,504	33,605,549	4,469,335

Earnings per share on net (loss)/income—basic	$(14.58)	$11.62	$(132.37)	$(0.54)

Earnings per share on net (loss)/income—diluted	$(14.58)	$6.88	$(132.37)	$(0.54)